Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 22.7%
			Australia: 0.2%
38,000			Rio Tinto Finance USA Ltd., 2.750%, 11/02/2051	$32,934	0.0
180,000		(1)	Santos Finance Ltd., 3.649%, 04/29/2031	168,378	0.1
24,000			Westpac Banking Corp., 1.953%, 11/20/2028	22,141	0.0
55,000		(2)	Westpac Banking Corp., 3.020%, 11/18/2036	48,961	0.1
				272,414	0.2

			Bermuda: 0.1%
150,000		(1)	Triton Container International Ltd., 3.150%, 06/15/2031	137,301	0.1

			Canada: 0.3%
68,000			Canadian Imperial Bank of Commerce, 3.600%, 04/07/2032	67,762	0.1
18,000			Canadian Pacific Railway Co., 2.450%, 12/02/2031	16,741	0.0
50,000			Cenovus Energy, Inc., 5.400%, 06/15/2047	56,507	0.0
186,000			Fortis, Inc./Canada, 3.055%, 10/04/2026	184,117	0.1
56,000			Teck Resources Ltd., 5.400%, 02/01/2043	60,663	0.1
31,000			Toronto-Dominion Bank/The, 2.800%, 03/10/2027	30,479	0.0
				416,269	0.3

			France: 0.8%
572,000		(1)	BNP Paribas SA, 3.500%, 03/01/2023	577,992	0.4
265,000		(1)	BPCE SA, 2.700%, 10/01/2029	251,952	0.2
287,000		(1)	BPCE SA, 5.150%, 07/21/2024	295,993	0.2
				1,125,937	0.8

			Japan: 0.9%
43,000			Honda Motor Co. Ltd., 2.967%, 03/10/2032	41,643	0.0
200,000			Mitsubishi UFJ Financial Group, Inc., 2.193%, 02/25/2025	193,549	0.1
200,000		(1),(3)	Mizuho Bank Ltd., 3.200%, 03/26/2025	200,686	0.2
200,000			Sumitomo Mitsui Financial Group, Inc., 2.448%, 09/27/2024	196,638	0.1
639,000			Sumitomo Mitsui Financial Group, Inc., 3.784%, 03/09/2026	646,843	0.5
43,000		(1)	Sumitomo Mitsui Trust Bank Ltd., 2.800%, 03/10/2027	41,511	0.0
				1,320,870	0.9

			Mexico: 0.0%
MXN	1,007,437	(4),(5)	Banco Invex SA / Hipotecaria Credito y Casa SA de CV, 6.450%, 03/13/2034	–	–
MXN	31,606	(4)	JP Morgan / Hipotecaria su Casita, 6.100%, 09/25/2035	1,561	0.0
				1,561	0.0

			Netherlands: 0.4%
490,000			Shell International Finance BV, 3.250%, 05/11/2025	495,653	0.3
100,000			Shell International Finance BV, 4.000%, 05/10/2046	104,714	0.1
				600,367	0.4

			Norway: 0.0%
41,000			Equinor ASA, 3.125%, 04/06/2030	40,895	0.0

			South Africa: 0.0%
ZAR	1,000,000		Transnet SOC Ltd., 10.800%, 11/06/2023	72,288	0.0

			Switzerland: 0.5%
400,000		(1)	Credit Suisse AG, 6.500%, 08/08/2023	411,124	0.3
250,000			UBS AG/Stamford CT, 7.625%, 08/17/2022	253,785	0.2
				664,909	0.5

			United Kingdom: 0.8%
87,000			BAT International Finance PLC, 4.448%, 03/16/2028	87,372	0.1
405,000		(2)	HSBC Holdings PLC, 3.973%, 05/22/2030	405,831	0.3
200,000		(1)	LSEGA Financing PLC, 3.200%, 04/06/2041	180,640	0.1
200,000		(1)	Reckitt Benckiser Treasury Services PLC, 3.000%, 06/26/2027	198,290	0.1
150,000			Royalty Pharma PLC, 1.200%, 09/02/2025	138,145	0.1
150,000			Royalty Pharma PLC, 1.750%, 09/02/2027	136,389	0.1
				1,146,667	0.8

			United States: 18.7%
185,000			AbbVie, Inc., 3.200%, 11/21/2029	182,998	0.1
154,000			AbbVie, Inc., 3.800%, 03/15/2025	157,015	0.1
174,000			AbbVie, Inc., 4.050%, 11/21/2039	179,296	0.1
321,000			AbbVie, Inc., 4.300%, 05/14/2036	335,945	0.2

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

100,000		Advance Auto Parts, Inc., 3.900%, 04/15/2030	99,815	0.1
153,000	(1)	AEP Texas, Inc., 3.850%, 10/01/2025	154,771	0.1
22,000		Alleghany Corp., 3.625%, 05/15/2030	22,178	0.0
33,000	(1)	Alliant Energy Finance LLC, 3.600%, 03/01/2032	32,132	0.0
175,000		Altria Group, Inc., 4.500%, 05/02/2043	159,888	0.1
92,000		Altria Group, Inc., 4.800%, 02/14/2029	96,600	0.1
171,000		Amazon.com, Inc., 2.875%, 05/12/2041	158,213	0.1
228,000		American Airlines 2021-1 Class A Pass Through Trust, 2.875%, 01/11/2036	206,662	0.1
67,000		American Electric Power Co., Inc., 3.250%, 03/01/2050	58,181	0.0
45,000	(2)	American Electric Power Co., Inc., 3.875%, 02/15/2062	41,606	0.0
21,000		American Homes 4 Rent LP, 3.625%, 04/15/2032	20,479	0.0
22,000		American Homes 4 Rent LP, 4.300%, 04/15/2052	21,392	0.0
74,000		American International Group, Inc., 3.400%, 06/30/2030	73,904	0.1
79,000		American International Group, Inc., 4.250%, 03/15/2029	82,760	0.1
174,000		American International Group, Inc., 4.500%, 07/16/2044	188,302	0.1
59,000		American International Group, Inc., 4.750%, 04/01/2048	67,870	0.1
650,000		American Tower Corp., 2.750%, 01/15/2027	623,390	0.4
31,000		American Tower Corp., 3.650%, 03/15/2027	30,938	0.0
45,000	(1)	American Transmission Systems, Inc., 2.650%, 01/15/2032	41,627	0.0
37,000		Amgen, Inc., 2.000%, 01/15/2032	32,842	0.0
300,000		Amgen, Inc., 3.200%, 11/02/2027	302,277	0.2
22,000		Analog Devices, Inc., 2.800%, 10/01/2041	19,819	0.0
170,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	189,336	0.1
130,000		Anheuser-Busch InBev Worldwide, Inc., 4.750%, 01/23/2029	141,070	0.1
60,000		Apple, Inc., 2.650%, 02/08/2051	51,924	0.0
45,000		Apple, Inc., 2.850%, 08/05/2061	38,971	0.0
106,000		Assurant, Inc., 2.650%, 01/15/2032	92,709	0.1
80,000		AT&T, Inc., 3.300%, 02/01/2052	68,827	0.1
123,000		AT&T, Inc., 3.650%, 09/15/2059	108,290	0.1
161,000	(2)	Bank of America Corp., 1.734%, 07/22/2027	149,664	0.1
80,000	(2)	Bank of America Corp., 1.898%, 07/23/2031	69,997	0.1
71,000	(2)	Bank of America Corp., 2.087%, 06/14/2029	64,927	0.1
32,000	(2)	Bank of America Corp., 2.299%, 07/21/2032	28,524	0.0
80,000	(2)	Bank of America Corp., 2.572%, 10/20/2032	72,818	0.1
386,000	(2)	Bank of America Corp., 2.687%, 04/22/2032	355,559	0.3
150,000	(2)	Bank of America Corp., 3.458%, 03/15/2025	150,971	0.1
140,000	(2)	Bank of America Corp., 3.846%, 03/08/2037	134,262	0.1
233,000		Bank of America Corp., 4.183%, 11/25/2027	237,843	0.2
258,000	(2)	Bank of America Corp., 4.330%, 03/15/2050	277,921	0.2
137,000		BAT Capital Corp., 2.259%, 03/25/2028	123,169	0.1
24,000	(1)	Baxter International, Inc., 1.915%, 02/01/2027	22,467	0.0
55,000	(1)	Baxter International, Inc., 2.272%, 12/01/2028	51,002	0.0
38,000	(1)	Baxter International, Inc., 2.539%, 02/01/2032	34,742	0.0
22,000	(1)	Baxter International, Inc., 3.132%, 12/01/2051	18,880	0.0
34,000		Berkshire Hathaway Finance Corp., 3.850%, 03/15/2052	34,811	0.0
241,000		Berry Global, Inc., 1.650%, 01/15/2027	219,913	0.2
84,000	(1)	Blackstone Holdings Finance Co. LLC, 2.850%, 08/05/2051	67,847	0.1
250,000		Boeing Co/The, 3.625%, 02/01/2031	243,765	0.2
74,000		Boeing Co/The, 5.150%, 05/01/2030	79,032	0.1
41,000		BP Capital Markets America, Inc., 3.000%, 02/24/2050	35,572	0.0
35,000		Bristol-Myers Squibb Co., 2.950%, 03/15/2032	34,285	0.0

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

24,000		Bristol-Myers Squibb Co., 3.550%, 03/15/2042	23,792	0.0
112,000		Bristol-Myers Squibb Co., 3.700%, 03/15/2052	112,897	0.1
30,000		Bristol-Myers Squibb Co., 4.250%, 10/26/2049	32,853	0.0
80,000		Brookfield Finance LLC, 3.450%, 04/15/2050	70,483	0.1
50,000	(2)	Capital One Financial Corp., 1.878%, 11/02/2027	46,213	0.0
42,000	(2)	Capital One Financial Corp., 3.273%, 03/01/2030	40,597	0.0
52,000	(1)	Cargill, Inc., 2.125%, 11/10/2031	47,049	0.0
150,000		CBRE Services, Inc., 2.500%, 04/01/2031	135,757	0.1
100,000		CenterPoint Energy, Inc., 4.250%, 11/01/2028	103,055	0.1
11,000		Charles Schwab Corp./The, 2.300%, 05/13/2031	10,167	0.0
44,000		Charles Schwab Corp./The, 2.900%, 03/03/2032	42,423	0.0
38,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 2.250%, 01/15/2029	34,245	0.0
55,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.500%, 03/01/2042	45,627	0.0
35,000		Chubb INA Holdings, Inc., 2.850%, 12/15/2051	30,485	0.0
15,000		Chubb INA Holdings, Inc., 3.050%, 12/15/2061	12,965	0.0
135,000		Cigna Corp., 3.200%, 03/15/2040	123,027	0.1
29,000		Cigna Corp., 3.400%, 03/15/2050	26,224	0.0
50,000		Cigna Corp., 4.800%, 08/15/2038	54,905	0.0
469,000		Citigroup, Inc., 5.500%, 09/13/2025	501,208	0.4
278,000	(1)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	272,078	0.2
53,000		CME Group, Inc., 2.650%, 03/15/2032	50,771	0.0
165,000		Comcast Corp., 2.350%, 01/15/2027	160,633	0.1
310,000		Comcast Corp., 4.150%, 10/15/2028	326,231	0.2
110,000		Comcast Corp., 4.250%, 01/15/2033	119,022	0.1
80,000		Comcast Corp., 5.650%, 06/15/2035	96,023	0.1
51,000		Corebridge Financial, Inc., 3.850%, 04/05/2029	50,954	0.0
79,000		Corebridge Financial, Inc., 3.900%, 04/05/2032	78,816	0.1
22,000		Corebridge Financial, Inc., 4.350%, 04/05/2042	22,011	0.0
40,000		Corebridge Financial, Inc., 4.400%, 04/05/2052	40,049	0.0
22,000		Crown Castle International Corp., 2.900%, 03/15/2027	21,304	0.0
65,000		CSX Corp., 4.500%, 08/01/2054	71,929	0.1
198,000		CVS Health Corp., 4.300%, 03/25/2028	207,466	0.1
14,000		CVS Health Corp., 5.050%, 03/25/2048	15,896	0.0
313,000		Dell International LLC / EMC Corp., 6.020%, 06/15/2026	339,343	0.2
99,503		Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/2025	99,748	0.1
94,000	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	94,620	0.1
135,000		Discovery Communications LLC, 5.300%, 05/15/2049	141,741	0.1
26,000		Dollar General Corp., 3.500%, 04/03/2030	25,904	0.0
108,000	(2)	Dominion Energy, Inc., 4.350%, 12/31/2199	104,982	0.1
120,000	(2)	Dominion Energy, Inc., 4.650%, 12/31/2199	119,400	0.1
108,000		DTE Electric Co., 4.300%, 07/01/2044	114,929	0.1
2,000		Duke Energy Carolinas LLC, 3.700%, 12/01/2047	1,959	0.0
6,000		Duke Energy Carolinas LLC, 3.750%, 06/01/2045	5,927	0.0
6,000		Duke Energy Carolinas LLC, 3.875%, 03/15/2046	6,055	0.0
2,000		Duke Energy Carolinas LLC, 3.950%, 03/15/2048	2,061	0.0
2,000		Duke Energy Carolinas LLC, 4.250%, 12/15/2041	2,099	0.0
45,000		Duke Energy Florida LLC, 2.400%, 12/15/2031	41,577	0.0
6,000		Duke Energy Florida LLC, 4.200%, 07/15/2048	6,421	0.0
171,000		Duke Energy Indiana LLC, 3.250%, 10/01/2049	152,598	0.1

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

2,000		Duke Energy Progress LLC, 4.100%, 03/15/2043	2,047	0.0
40,000		DXC Technology Co., 1.800%, 09/15/2026	36,727	0.0
40,000		DXC Technology Co., 2.375%, 09/15/2028	36,217	0.0
80,000		Ecolab, Inc., 2.750%, 08/18/2055	66,347	0.1
104,000		Energy Transfer L.P., 4.250%, 04/01/2024	106,086	0.1
1,026,000		Energy Transfer L.P., 4.900%, 02/01/2024	1,054,003	0.7
100,000		Energy Transfer L.P., 5.400%, 10/01/2047	105,075	0.1
280,000		Energy Transfer L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	284,392	0.2
45,000		Entergy Arkansas LLC, 4.200%, 04/01/2049	48,415	0.0
200,000		Entergy Louisiana LLC, 4.200%, 04/01/2050	212,342	0.2
112,000		Essential Utilities, Inc., 2.704%, 04/15/2030	105,797	0.1
111,000		Evergy Kansas Central, Inc., 3.250%, 09/01/2049	100,492	0.1
72,000		Evergy Kansas Central, Inc., 4.125%, 03/01/2042	73,124	0.1
50,000		Eversource Energy, 1.400%, 08/15/2026	46,204	0.0
53,000		Eversource Energy, 2.900%, 03/01/2027	52,023	0.0
32,000		Eversource Energy, 3.375%, 03/01/2032	31,338	0.0
55,000		Extra Space Storage L.P., 2.350%, 03/15/2032	48,364	0.0
100,000	(3)	Exxon Mobil Corp., 2.610%, 10/15/2030	96,513	0.1
57,000		Exxon Mobil Corp., 2.995%, 08/16/2039	52,969	0.0
58,000		Exxon Mobil Corp., 3.095%, 08/16/2049	53,304	0.0
75,000		Exxon Mobil Corp., 3.452%, 04/15/2051	73,081	0.1
77,000		FedEx Corp., 4.050%, 02/15/2048	76,299	0.1
59,000		FedEx Corp., 5.250%, 05/15/2050	68,566	0.1
233,000		Fiserv, Inc., 3.200%, 07/01/2026	232,130	0.2
38,000		Florida Power & Light Co., 2.875%, 12/04/2051	34,144	0.0
125,000		FMC Corp., 3.200%, 10/01/2026	123,893	0.1
21,000		Fortune Brands Home & Security, Inc., 4.000%, 03/25/2032	21,057	0.0
147,000		General Dynamics Corp., 3.500%, 04/01/2027	149,977	0.1
111,000		General Electric Co., 6.750%, 03/15/2032	140,128	0.1
100,000	(3)	General Mills, Inc., 2.875%, 04/15/2030	96,185	0.1
202,000		General Motors Financial Co., Inc., 5.250%, 03/01/2026	211,769	0.2
22,000	(1)	HCA, Inc., 3.125%, 03/15/2027	21,531	0.0
21,000	(1)	HCA, Inc., 3.625%, 03/15/2032	20,602	0.0
260,000		HCA, Inc., 4.125%, 06/15/2029	265,381	0.2
33,000	(1)	HCA, Inc., 4.375%, 03/15/2042	32,610	0.0
130,000		Healthpeak Properties, Inc., 3.000%, 01/15/2030	125,036	0.1
130,000		Hess Corp., 5.600%, 02/15/2041	146,451	0.1
22,000		Home Depot, Inc./The, 3.250%, 04/15/2032	22,039	0.0
35,000		Home Depot, Inc./The, 3.625%, 04/15/2052	34,799	0.0
81,000		HP, Inc., 4.000%, 04/15/2029	80,771	0.1
200,000		Intel Corp., 3.250%, 11/15/2049	185,306	0.1
59,000		Intel Corp., 4.750%, 03/25/2050	69,023	0.1
55,000		Intercontinental Exchange, Inc., 3.000%, 06/15/2050	48,007	0.0
20,000	(1)	International Flavors & Fragrances, Inc., 3.268%, 11/15/2040	17,883	0.0
27,000		Interstate Power and Light Co., 3.100%, 11/30/2051	23,170	0.0
90,000		Johnson & Johnson, 3.625%, 03/03/2037	93,255	0.1
63,000	(2)	JPMorgan Chase & Co., 1.470%, 09/22/2027	58,130	0.0
210,000	(2)	JPMorgan Chase & Co., 1.578%, 04/22/2027	195,800	0.1
115,000	(2)	JPMorgan Chase & Co., 2.545%, 11/08/2032	105,239	0.1
71,000	(2)	JPMorgan Chase & Co., 2.580%, 04/22/2032	65,145	0.1
77,000	(2)	JPMorgan Chase & Co., 2.595%, 02/24/2026	75,569	0.1
77,000	(2)	JPMorgan Chase & Co., 2.947%, 02/24/2028	75,230	0.1
125,000		JPMorgan Chase & Co., 2.950%, 10/01/2026	124,170	0.1
67,000	(2)	JPMorgan Chase & Co., 2.963%, 01/25/2033	63,234	0.0
72,000	(2)	JPMorgan Chase & Co., 3.157%, 04/22/2042	65,511	0.1
96,000	(2)	JPMorgan Chase & Co., 3.964%, 11/15/2048	98,488	0.1

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

478,000	(2)	JPMorgan Chase & Co., 6.000%, 12/31/2199	485,170	0.3
222,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	227,472	0.2
32,000		Lowe's Cos, Inc., 3.750%, 04/01/2032	32,384	0.0
26,000		Lowe's Cos, Inc., 4.250%, 04/01/2052	26,934	0.0
26,000		Lowe's Cos, Inc., 4.450%, 04/01/2062	27,100	0.0
75,000	(1)	Magallanes, Inc., 3.755%, 03/15/2027	74,989	0.1
56,000	(1)	Magallanes, Inc., 4.279%, 03/15/2032	56,318	0.0
58,000	(1)	Magallanes, Inc., 5.050%, 03/15/2042	59,282	0.0
29,000	(1)	Magallanes, Inc., 5.141%, 03/15/2052	29,739	0.0
22,000	(1)	Magallanes, Inc., 5.391%, 03/15/2062	22,794	0.0
380,000	(1)	Metropolitan Edison Co., 4.000%, 04/15/2025	378,498	0.3
170,000		Mississippi Power Co., 4.250%, 03/15/2042	170,905	0.1
46,000		Mondelez International, Inc., 2.750%, 04/13/2030	44,068	0.0
338,000	(2)	Morgan Stanley, 1.593%, 05/04/2027	314,463	0.2
177,000	(2)	Morgan Stanley, 2.239%, 07/21/2032	157,079	0.1
74,000	(2)	Morgan Stanley, 2.511%, 10/20/2032	66,877	0.1
117,000	(2)	Morgan Stanley, 2.630%, 02/18/2026	114,855	0.1
16,000	(2)	Morgan Stanley, 2.943%, 01/21/2033	15,023	0.0
200,000		Morgan Stanley, 3.125%, 07/27/2026	198,459	0.1
618,000		Morgan Stanley, 4.100%, 05/22/2023	629,467	0.4
150,000		Mosaic Co/The, 3.250%, 11/15/2022	151,056	0.1
280,000		National Rural Utilities Cooperative Finance Corp., 3.900%, 11/01/2028	287,995	0.2
150,000	(1)	Nestle Holdings, Inc., 1.500%, 09/14/2028	135,152	0.1
143,000		Northern States Power Co/MN, 3.600%, 09/15/2047	142,082	0.1
25,000		Nucor Corp., 3.850%, 04/01/2052	25,034	0.0
25,000	(1)	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.250%, 11/30/2051	21,203	0.0
39,000		ONEOK, Inc., 3.100%, 03/15/2030	36,612	0.0
233,000		Oracle Corp., 2.800%, 04/01/2027	223,382	0.2
46,000		Oracle Corp., 3.800%, 11/15/2037	41,699	0.0
54,000		Oracle Corp., 3.950%, 03/25/2051	47,381	0.0
48,000		O'Reilly Automotive, Inc., 3.600%, 09/01/2027	48,595	0.0
95,000		O'Reilly Automotive, Inc., 4.350%, 06/01/2028	98,144	0.1
26,000		Pacific Gas and Electric Co., 4.250%, 03/15/2046	22,556	0.0
21,000		Pacific Gas and Electric Co., 4.300%, 03/15/2045	17,938	0.0
33,000		Pacific Gas and Electric Co., 4.450%, 04/15/2042	29,341	0.0
83,000	(2)	PartnerRe Finance B LLC, 4.500%, 10/01/2050	80,510	0.1
140,000		PayPal Holdings, Inc., 2.850%, 10/01/2029	137,223	0.1
168,000		PECO Energy Co., 4.150%, 10/01/2044	175,164	0.1
63,000		Phillips 66, 3.850%, 04/09/2025	64,327	0.1
175,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.800%, 09/15/2030	171,935	0.1
200,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.900%, 02/15/2045	192,420	0.1
80,000		Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	72,766	0.1
18,000		Public Storage, 1.950%, 11/09/2028	16,695	0.0
45,000		Puget Sound Energy, Inc., 3.250%, 09/15/2049	40,526	0.0
160,000		Raytheon Technologies Corp., 4.500%, 06/01/2042	177,070	0.1
35,000		Regeneron Pharmaceuticals, Inc., 1.750%, 09/15/2030	30,418	0.0
15,000		Rexford Industrial Realty L.P., 2.150%, 09/01/2031	13,045	0.0
40,000		Reynolds American, Inc., 5.700%, 08/15/2035	42,304	0.0
35,000		Reynolds American, Inc., 5.850%, 08/15/2045	36,133	0.0
272,000		Reynolds American, Inc., 6.150%, 09/15/2043	288,484	0.2
25,000		Ross Stores, Inc., 4.700%, 04/15/2027	26,341	0.0
50,000	(1)	S&P Global, Inc., 2.700%, 03/01/2029	48,506	0.0
21,000	(1)	S&P Global, Inc., 3.700%, 03/01/2052	21,357	0.0
16,000	(1)	S&P Global, Inc., 3.900%, 03/01/2062	16,505	0.0
135,000		salesforce.com, Inc., 2.700%, 07/15/2041	119,951	0.1
55,000	(1)	Sealed Air Corp., 1.573%, 10/15/2026	50,188	0.0

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

85,000	(2)	Sempra Energy, 4.125%, 04/01/2052	79,568	0.1
370,000		Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/2026	371,173	0.3
35,000		Southern California Edison Co., 3.650%, 02/01/2050	32,543	0.0
26,000		Southwest Gas Corp., 4.050%, 03/15/2032	25,960	0.0
272,000		Time Warner Cable LLC, 5.875%, 11/15/2040	293,017	0.2
125,000		T-Mobile USA, Inc., 3.000%, 02/15/2041	105,996	0.1
233,000		T-Mobile USA, Inc., 3.750%, 04/15/2027	234,752	0.2
59,000		T-Mobile USA, Inc., 3.875%, 04/15/2030	59,310	0.0
42,000		Toyota Motor Credit Corp., 3.050%, 03/22/2027	41,959	0.0
40,000		Union Pacific Corp., 2.800%, 02/14/2032	38,454	0.0
65,000		Union Pacific Corp., 3.500%, 02/14/2053	63,787	0.1
287,000		UnitedHealth Group, Inc., 2.300%, 05/15/2031	269,935	0.2
95,000		UnitedHealth Group, Inc., 2.750%, 05/15/2040	85,635	0.1
48,000		UnitedHealth Group, Inc., 3.050%, 05/15/2041	44,816	0.0
67,410		US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	69,725	0.1
200,000		Utah Acquisition Sub, Inc., 3.950%, 06/15/2026	198,752	0.1
45,000		Valero Energy Corp., 3.650%, 12/01/2051	39,831	0.0
147,000	(1)	Verizon Communications, Inc., 2.355%, 03/15/2032	133,020	0.1
86,000		Verizon Communications, Inc., 3.400%, 03/22/2041	80,848	0.1
86,000		Verizon Communications, Inc., 3.550%, 03/22/2051	81,159	0.1
230,000		Verizon Communications, Inc., 4.125%, 03/16/2027	239,334	0.2
265,000		Verizon Communications, Inc., 4.125%, 08/15/2046	273,258	0.2
80,000		Viatris, Inc., 2.700%, 06/22/2030	70,478	0.1
335,000		VMware, Inc., 1.400%, 08/15/2026	308,042	0.2
40,000		VMware, Inc., 1.800%, 08/15/2028	35,558	0.0
240,000	(2)	Wells Fargo & Co., 2.406%, 10/30/2025	235,096	0.2
327,000		Wells Fargo & Co., 3.000%, 10/23/2026	322,799	0.2
38,000		Workday, Inc., 3.700%, 04/01/2029	38,119	0.0
34,000		Workday, Inc., 3.800%, 04/01/2032	33,977	0.0
			27,016,720	18.7

	Total Corporate Bonds/Notes
	(Cost $34,363,535)		32,816,198	22.7

COLLATERALIZED MORTGAGE OBLIGATIONS: 14.0%
		United States: 14.0%
150,970	(2)	Adjustable Rate Mortgage Trust 2006-2 1A1, 3.194%, 05/25/2036	145,293	0.1
60,305		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	38,791	0.0
235,737		Banc of America Funding 2005-1 Trust 1A1, 5.500%, 02/25/2035	234,716	0.2
22,253		CHL Mortgage Pass-Through Trust 2005-17 1A8, 5.500%, 09/25/2035	21,786	0.0
32,066		CHL Mortgage Pass-Through Trust 2005-J4 A7, 5.500%, 11/25/2035	30,624	0.0
190,259		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	124,885	0.1
36,091	(2)	Citigroup Mortgage Loan Trust, Inc. 2005-2 1A3, 2.840%, 05/25/2035	36,120	0.0
180,891		CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/2036	173,234	0.1
38,891		Countrywide Alternative Loan Trust 2005-53T2 2A6, 0.957%, (US0001M + 0.500%), 11/25/2035	20,931	0.0
132,388	(1),(2)	CSMC Trust 2015-3 B1, 3.853%, 03/25/2045	132,353	0.1
454	(1)	Deutsche ALT-A Securities, Inc. ALT2007-RS1 A2, 0.709%, (US0001M + 0.500%), 01/27/2037	606	0.0
358,862		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.457%, (US0001M + 3.000%), 10/25/2029	366,741	0.3
352,968		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 2.957%, (US0001M + 2.500%), 05/25/2030	355,658	0.3

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

44,110	(1)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 2.757%, (US0001M + 2.300%), 08/25/2031	44,125	0.0
333,262	(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R01 2M2, 2.907%, (US0001M + 2.450%), 07/25/2031	334,248	0.2
22,571	(6)	Fannie Mae Interest Strip Series 254 2, 7.500%, 01/25/2024	923	0.0
9,755	(6)	Fannie Mae Interest Strip Series 294 2, 7.000%, 02/25/2028	1,453	0.0
91,781	(6)	Fannie Mae Interest Strip Series 319 2, 6.500%, 02/25/2032	17,755	0.0
31,772	(6)	Fannie Mae Interest Strip Series 328 2, 6.000%, 12/25/2032	6,335	0.0
14,649	(6)	Fannie Mae Interest Strip Series 331 5, 6.000%, 02/25/2033	2,776	0.0
17,639	(6)	Fannie Mae Interest Strip Series 332 2, 6.000%, 03/25/2033	3,361	0.0
14,117	(6)	Fannie Mae Interest Strip Series 334 12, 6.000%, 03/25/2033	2,742	0.0
17,130	(6)	Fannie Mae Interest Strip Series 338 2, 5.500%, 07/25/2033	2,986	0.0
7,467	(6)	Fannie Mae Interest Strip Series 356 10, 5.500%, 06/25/2035	1,516	0.0
8,354	(6)	Fannie Mae Interest Strip Series 364 15, 6.000%, 09/25/2035	1,582	0.0
245,979	(6)	Fannie Mae Interest Strip Series 418 5, 3.500%, 08/25/2043	35,867	0.0
362,736	(2),(6)	Fannie Mae Interest Strip Series 418 80, 3.500%, 08/25/2033	43,742	0.0
4,266		Fannie Mae REMIC Trust 1999-14 MB, 6.500%, 04/25/2029	4,497	0.0
6,591		Fannie Mae REMIC Trust 2001-80 ZB, 6.000%, 01/25/2032	7,070	0.0
32,328	(6)	Fannie Mae REMIC Trust 2002-12 SB, 7.293%, (-1.000*US0001M + 7.750%), 07/25/2031	5,718	0.0
20,468	(6)	Fannie Mae REMIC Trust 2002-2 SW, 7.293%, (-1.000*US0001M + 7.750%), 02/25/2032	3,788	0.0
8,721		Fannie Mae REMIC Trust 2002-21 PE, 6.500%, 04/25/2032	9,560	0.0
3,628		Fannie Mae REMIC Trust 2002-29 F, 1.457%, (US0001M + 1.000%), 04/25/2032	3,710	0.0
10,626	(6)	Fannie Mae REMIC Trust 2002-41 S, 7.493%, (-1.000*US0001M + 7.950%), 07/25/2032	1,436	0.0
1,117		Fannie Mae REMIC Trust 2002-64 FJ, 1.457%, (US0001M + 1.000%), 04/25/2032	1,140	0.0
2,441		Fannie Mae REMIC Trust 2002-68 FH, 0.968%, (US0001M + 0.500%), 10/18/2032	2,451	0.0
391,968	(6)	Fannie Mae REMIC Trust 2002-77 JS, 7.532%, (-1.000*US0001M + 8.000%), 12/18/2032	70,164	0.1
10,142		Fannie Mae REMIC Trust 2002-84 FB, 1.457%, (US0001M + 1.000%), 12/25/2032	10,357	0.0
10,141		Fannie Mae REMIC Trust 2003-11 FA, 1.457%, (US0001M + 1.000%), 09/25/2032	10,149	0.0
2,203		Fannie Mae REMIC Trust 2003-116 FA, 0.857%, (US0001M + 0.400%), 11/25/2033	2,208	0.0
13,794	(6)	Fannie Mae REMIC Trust 2003-13 IO, 7.000%, 03/25/2033	3,352	0.0
12,258	(6)	Fannie Mae REMIC Trust 2003-26 IK, 7.000%, 04/25/2033	2,478	0.0
255,360	(6)	Fannie Mae REMIC Trust 2004-56 SE, 7.093%, (-1.000*US0001M + 7.550%), 10/25/2033	42,397	0.0
16,091		Fannie Mae REMIC Trust 2005-25 PS, 26.151%, (-4.400*US0001M + 28.160%), 04/25/2035	24,280	0.0
6,619	(6)	Fannie Mae REMIC Trust 2005-40 SB, 6.293%, (-1.000*US0001M + 6.750%), 05/25/2035	657	0.0
7,947		Fannie Mae REMIC Trust 2005-71 DB, 4.500%, 08/25/2025	8,039	0.0
84,599		Fannie Mae REMIC Trust 2005-74 DK, 22.174%, (-4.000*US0001M + 24.000%), 07/25/2035	115,404	0.1
210,287		Fannie Mae REMIC Trust 2005-87 SB, 22.159%, (-3.667*US0001M + 23.833%), 10/25/2035	276,154	0.2

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

106,486		Fannie Mae REMIC Trust 2006-104 ES, 31.167%, (-5.000*US0001M + 33.450%), 11/25/2036	178,348	0.1
8,441		Fannie Mae REMIC Trust 2006-11 PS, 22.893%, (-3.667*US0001M + 24.567%), 03/25/2036	12,225	0.0
19,275		Fannie Mae REMIC Trust 2006-46 SW, 22.525%, (-3.667*US0001M + 24.199%), 06/25/2036	25,535	0.0
4,384,238	(6)	Fannie Mae REMIC Trust 2006-51 SA, 6.113%, (-1.000*US0001M + 6.570%), 06/25/2036	659,069	0.5
39,716	(6)	Fannie Mae REMIC Trust 2006-90 SX, 6.773%, (-1.000*US0001M + 7.230%), 09/25/2036	5,620	0.0
4,816,568	(6)	Fannie Mae REMIC Trust 2007-116 DI, 5.483%, (-1.000*US0001M + 5.940%), 01/25/2038	710,417	0.5
29,523	(6)	Fannie Mae REMIC Trust 2007-88 XI, 6.083%, (-1.000*US0001M + 6.540%), 06/25/2037	5,370	0.0
461,717	(6)	Fannie Mae REMIC Trust 2007-89 SB, 6.093%, (-1.000*US0001M + 6.550%), 09/25/2037	45,420	0.0
751,987	(6)	Fannie Mae REMIC Trust 2007-94 SG, 5.993%, (-1.000*US0001M + 6.450%), 10/25/2037	125,427	0.1
248,774		Fannie Mae REMIC Trust 2010-109 SN, 23.847%, (-5.000*US0001M + 25.000%), 10/25/2040	516,988	0.4
30,845		Fannie Mae REMIC Trust 2010-155 PL, 5.000%, 07/25/2040	32,280	0.0
1,685,426	(6)	Fannie Mae REMIC Trust 2011-55 SK, 6.103%, (-1.000*US0001M + 6.560%), 06/25/2041	279,577	0.2
1,286,593	(6)	Fannie Mae REMIC Trust 2011-86 NS, 5.493%, (-1.000*US0001M + 5.950%), 09/25/2041	156,445	0.1
284,084	(6)	Fannie Mae REMIC Trust 2012-10 US, 5.993%, (-1.000*US0001M + 6.450%), 02/25/2042	48,358	0.0
538,641	(6)	Fannie Mae REMIC Trust 2012-110 JI, 4.000%, 06/25/2042	100,323	0.1
1,539,223	(6)	Fannie Mae REMIC Trust 2012-133 PS, 5.743%, (-1.000*US0001M + 6.200%), 03/25/2042	122,295	0.1
1,232,403	(6)	Fannie Mae REMIC Trust 2012-144 SB, 5.643%, (-1.000*US0001M + 6.100%), 01/25/2043	239,407	0.2
739,544	(6)	Fannie Mae REMIC Trust 2012-27 SB, 5.523%, (-1.000*US0001M + 5.980%), 11/25/2041	62,515	0.1
773,083	(6)	Fannie Mae REMIC Trust 2013-64 LI, 3.000%, 06/25/2033	84,049	0.1
3,207,818	(6)	Fannie Mae REMICS 2012-138 DI, 3.000%, 12/25/2027	150,568	0.1
10,816,660	(6)	Fannie Mae REMICS 2019-15 SA, 5.543%, (-1.000*US0001M + 6.000%), 04/25/2049	1,665,148	1.2
16,174,044	(6)	Fannie Mae REMICS 2021-4 IN, 2.500%, 02/25/2051	2,215,035	1.5
3,955,562	(6)	Freddie Mac 3502 DL, 5.603%, (-1.000*US0001M + 6.000%), 01/15/2039	571,874	0.4
49,187		Freddie Mac REMIC Trust 1360 PZ, 7.500%, 09/15/2022	49,608	0.0
5,071		Freddie Mac REMIC Trust 1674 Z, 6.750%, 02/15/2024	5,217	0.0
13,604		Freddie Mac REMIC Trust 1897 K, 7.000%, 09/15/2026	14,413	0.0
4,091	(6)	Freddie Mac REMIC Trust 2035 PE, 7.000%, 03/15/2028	588	0.0
23,308	(6)	Freddie Mac REMIC Trust 2049 PL, 7.000%, 04/15/2028	3,336	0.0
11,082		Freddie Mac REMIC Trust 2122 F, 0.847%, (US0001M + 0.450%), 02/15/2029	11,107	0.0
29,073	(6)	Freddie Mac REMIC Trust 2134 SB, 7.303%, (-1.000*US0001M + 7.700%), 03/15/2029	2,464	0.0
33,261	(6)	Freddie Mac REMIC Trust 2136 SG, 7.253%, (-1.000*US0001M + 7.650%), 03/15/2029	3,948	0.0
42,271	(6)	Freddie Mac REMIC Trust 2177 SB, 8.553%, (-1.000*US0001M + 8.950%), 08/15/2029	5,559	0.0
6,175		Freddie Mac REMIC Trust 2344 FP, 1.347%, (US0001M + 0.950%), 08/15/2031	6,299	0.0

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

2,582		Freddie Mac REMIC Trust 2412 GF, 1.347%, (US0001M + 0.950%), 02/15/2032	2,636	0.0
22,917		Freddie Mac REMIC Trust 2415 ZA, 6.500%, 02/15/2032	25,465	0.0
3,370		Freddie Mac REMIC Trust 2464 FI, 1.397%, (US0001M + 1.000%), 02/15/2032	3,440	0.0
3,456		Freddie Mac REMIC Trust 2470 LF, 1.397%, (US0001M + 1.000%), 02/15/2032	3,528	0.0
4,786		Freddie Mac REMIC Trust 2471 FD, 1.397%, (US0001M + 1.000%), 03/15/2032	4,886	0.0
3,891		Freddie Mac REMIC Trust 2504 FP, 0.897%, (US0001M + 0.500%), 03/15/2032	3,909	0.0
13,115		Freddie Mac REMIC Trust 2551 LF, 0.897%, (US0001M + 0.500%), 01/15/2033	13,194	0.0
9,216		Freddie Mac REMIC Trust 2676 KY, 5.000%, 09/15/2023	9,350	0.0
165,984		Freddie Mac REMIC Trust 2750 XG, 5.000%, 02/15/2034	177,999	0.1
144,226		Freddie Mac REMIC Trust 2890 PE, 5.000%, 11/15/2034	152,995	0.1
31,560		Freddie Mac REMIC Trust 3001 HT, 8.000%, (-6.667*US0001M + 44.667%), 05/15/2035	34,463	0.0
27,644	(6)	Freddie Mac REMIC Trust 3004 SB, 5.753%, (-1.000*US0001M + 6.150%), 07/15/2035	2,530	0.0
6,724		Freddie Mac REMIC Trust 3025 SJ, 23.296%, (-3.667*US0001M + 24.750%), 08/15/2035	10,064	0.0
498,740	(6)	Freddie Mac REMIC Trust 3223 S, 5.553%, (-1.000*US0001M + 5.950%), 10/15/2036	57,358	0.0
1,317,777	(6)	Freddie Mac REMIC Trust 3505 SA, 5.603%, (-1.000*US0001M + 6.000%), 01/15/2039	195,098	0.1
1,190,772	(6)	Freddie Mac REMIC Trust 3702 S, 4.053%, (-1.000*US0001M + 4.450%), 05/15/2036	91,424	0.1
601,669	(6)	Freddie Mac REMIC Trust 3925 SD, 5.653%, (-1.000*US0001M + 6.050%), 07/15/2040	27,133	0.0
613,333	(6)	Freddie Mac REMIC Trust 4136 SW, 5.853%, (-1.000*US0001M + 6.250%), 11/15/2032	65,107	0.1
357,863	(6)	Freddie Mac REMIC Trust 4161 CI, 4.000%, 02/15/2043	54,544	0.0
4,625,133	(6)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	655,342	0.5
7,547,445	(6)	Freddie Mac REMICS 3582 SL, 5.753%, (-1.000*US0001M + 6.150%), 10/15/2039	1,117,826	0.8
506,682	(6)	Freddie Mac Series 4120 IK, 3.000%, 10/15/2032	51,367	0.0
212,768	(1)	Freddie Mac STACR 2019-HQA3 M2, 2.307%, (US0001M + 1.850%), 09/25/2049	212,623	0.2
432,031	(1)	Freddie Mac STACR Remic Trust 2020-HQA2 M2, 3.557%, (US0001M + 3.100%), 03/25/2050	434,321	0.3
500,000	(1)	Freddie Mac STACR REMIC Trust 2022-DNA1 M1B, 1.949%, (SOFR30A + 1.850%), 01/25/2042	472,085	0.3
100,000	(1)	Freddie Mac STACR REMIC Trust 2022-HQA1 M2, 5.300%, (SOFR30A + 5.250%), 03/25/2042	102,237	0.1
215,499	(1)	Freddie Mac STACR Trust 2019-DNA3 M2, 2.507%, (US0001M + 2.050%), 07/25/2049	215,697	0.2
361,960	(1)	Freddie Mac STACR Trust 2019-HQA1 M2, 2.807%, (US0001M + 2.350%), 02/25/2049	362,295	0.3
27,876		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA2 M3, 4.357%, (US0001M + 3.900%), 12/25/2027	27,965	0.0
194,302		Ginnie Mae Series 2007-8 SP, 20.594%, (-3.242*US0001M + 22.048%), 03/20/2037	272,809	0.2
878,752	(6)	Ginnie Mae Series 2010-68 MS, 5.401%, (-1.000*US0001M + 5.850%), 06/20/2040	116,475	0.1
645,672	(6)	Ginnie Mae Series 2012-97 SC, 6.269%, (-1.000*US0001M + 6.700%), 07/16/2041	76,955	0.1
8,304,538	(6)	Ginnie Mae Series 2014-133 BS, 5.151%, (-1.000*US0001M + 5.600%), 09/20/2044	1,020,337	0.7

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

104,267			GreenPoint Mortgage Funding Trust 2006-AR3 4A1, 0.877%, (US0001M + 0.210%), 04/25/2036	101,177	0.1
18,646		(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	18,690	0.0
13,386		(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	13,441	0.0
478,582		(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ3 B1A, 3.434%, 10/25/2050	458,990	0.3
196,611		(1),(2)	GS Mortgage-Backed Securities Trust 2022-PJ1 A4, 2.500%, 05/28/2052	180,177	0.1
9,447		(2)	GSR Mortgage Loan Trust 2005-AR6 1A4, 2.766%, 09/25/2035	9,499	0.0
382,181			IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 0.877%, (US0001M + 0.420%), 04/25/2046	360,170	0.3
495,346		(2)	JP Morgan Mortgage Trust 2005-A4 B1, 2.569%, 07/25/2035	488,956	0.3
37,345		(2)	JP Morgan Mortgage Trust 2007-A1 7A1, 2.527%, 07/25/2035	37,573	0.0
261,970		(1),(2)	JP Morgan Mortgage Trust 2017-3 B1, 3.769%, 08/25/2047	259,234	0.2
236,759		(1),(2)	JP Morgan Mortgage Trust 2019-8 A5, 3.500%, 03/25/2050	236,549	0.2
49,757		(1),(2)	JP Morgan Mortgage Trust 2019-INV3 A15, 3.500%, 05/25/2050	48,917	0.0
10,573		(1),(2)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	10,578	0.0
18,313		(1),(2)	JP Morgan Mortgage Trust 2019-LTV3 A15, 3.500%, 03/25/2050	18,333	0.0
138,105			Lehman XS Trust Series 2005-5N 1A2, 0.817%, (US0001M + 0.360%), 11/25/2035	133,934	0.1
40,300		(2)	MASTR Adjustable Rate Mortgages Trust 2006-2 1A1, 2.648%, 04/25/2036	38,868	0.0
173,507		(1),(2)	Morgan Stanley Residential Mortgage Loan Trust 2021-2 A9, 2.500%, 05/25/2051	159,296	0.1
1,433,467		(2),(6)	RALI Series Trust 2006-QO1 X2, 2.151%, 02/25/2046	91,936	0.1
8,429		(1),(2)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 03/25/2048	8,448	0.0
3,470,637		(2),(6)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 1.788%, 08/25/2045	62,081	0.1
24,386		(2)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 2.987%, 10/25/2036	24,241	0.0
83,007		(2)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 2.854%, 08/25/2046	81,574	0.1
176,022		(2)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.030%, 12/25/2036	173,781	0.1
53,351		(2)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 2.714%, 04/25/2037	52,406	0.0
49,560			Wells Fargo Alternative Loan 2007-PA2 2A1, 0.887%, (US0001M + 0.430%), 06/25/2037	40,253	0.0
109,321		(1),(2)	WinWater Mortgage Loan Trust 2015-5 B4, 3.762%, 08/20/2045	104,908	0.1

		Total Collateralized Mortgage Obligations
		(Cost $21,127,553)		20,188,457	14.0

SOVEREIGN BONDS: 13.4%
			Australia: 0.2%
AUD	558,000	(1)	Queensland Treasury Corp., 1.750%, 07/20/2034	348,558	0.2

			Canada: 0.3%
CAD	575,000		Canadian Government Bond, 2.000%, 12/01/2051	423,494	0.3

			China: 7.3%
CNY	13,660,000		China Government Bond, 2.850%, 06/04/2027	2,172,170	1.5
CNY	6,880,000		China Government Bond, 3.250%, 06/06/2026	1,112,608	0.8
CNY	29,640,000		China Government Bond, 3.250%, 11/22/2028	4,801,817	3.3
CNY	12,880,000		China Government Bond, 3.290%, 05/23/2029	2,092,538	1.5
CNY	1,780,000		China Government Bond, 4.080%, 10/22/2048	312,354	0.2
				10,491,487	7.3

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

			Germany: 0.3%
EUR	120,000		Bundesrepublik Deutschland Bundesanleihe, 0.280%, 08/15/2026	131,108	0.1
EUR	30,000		Bundesrepublik Deutschland Bundesanleihe, 0.500%, 02/15/2028	33,384	0.0
EUR	200,000		Bundesrepublik Deutschland Bundesanleihe, 1.250%, 08/15/2048	256,326	0.2
EUR	10,000		Bundesrepublik Deutschland Bundesanleihe, 2.000%, 08/15/2023	11,427	0.0
				432,245	0.3

			Indonesia: 0.4%
IDR	6,452,000,000		Indonesia Treasury Bond, 8.375%, 04/15/2039	496,839	0.4

			Italy: 0.9%
EUR	438,000	(1)	Italy Buoni Poliennali Del Tesoro, 3.850%, 09/01/2049	621,426	0.4
EUR	438,000	(1)	Italy Buoni Poliennali Del Tesoro, 5.000%, 08/01/2034	642,651	0.5
				1,264,077	0.9

			Malaysia: 1.2%
MYR	7,864,000		Malaysia Government Bond, 3.828%, 07/05/2034	1,795,387	1.2

			Portugal: 0.9%
EUR	1,135,000	(1)	Portugal Obrigacoes do Tesouro OT, 2.250%, 04/18/2034	1,363,579	0.9

			Spain: 1.5%
EUR	870,000	(1)	Spain Government Bond, 1.450%, 04/30/2029	989,551	0.7
EUR	908,000	(1)	Spain Government Bond, 2.700%, 10/31/2048	1,170,463	0.8
				2,160,014	1.5

			Thailand: 0.4%
THB	17,994,000		Thailand Government Bond, 2.875%, 12/17/2028	565,284	0.4

		Total Sovereign Bonds
		(Cost $18,699,065)		19,340,964	13.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 10.1%
			Federal Home Loan Mortgage Corporation: 0.5%(7)
360,421			3.500%,01/01/2048	365,338	0.3
83,546			4.000%,09/01/2045	87,286	0.1
55,893			4.000%,09/01/2045	58,398	0.0
39,608			4.000%,09/01/2045	41,163	0.0
36,559			4.000%,09/01/2045	38,074	0.0
57,611			4.000%,05/01/2046	59,943	0.1
5,441			5.000%,12/01/2034	5,787	0.0
14,829			6.000%,02/01/2034	16,376	0.0
180			6.500%,09/01/2022	181	0.0
1,451			6.500%,08/01/2032	1,587	0.0
5,438			6.500%,07/01/2034	5,848	0.0
2,130			6.500%,07/01/2034	2,289	0.0
				682,270	0.5

			Federal National Mortgage Association: 0.0%(7)
47,311			2.118%, (US0012M + 1.777%),10/01/2036	49,426	0.0

			Government National Mortgage Association: 3.6%
2,110,581			2.500%,05/20/2051	2,050,470	1.4
3,205,000		(8)	3.000%,04/15/2052	3,167,817	2.2
17,662			5.000%,04/15/2034	19,325	0.0
8,145			6.500%,02/20/2035	9,012	0.0
				5,246,624	3.6

			Uniform Mortgage-Backed Securities: 6.0%
3,615,000		(8)	2.000%,04/15/2052	3,356,160	2.3
26,312			2.500%,06/01/2030	26,066	0.0
35,846			2.500%,06/01/2030	35,510	0.0
16,008			2.500%,07/01/2030	15,858	0.0
2,475,000		(8)	2.500%,04/15/2052	2,361,498	1.7
1,900,000		(8)	3.500%,05/15/2052	1,897,603	1.3
36,897			4.000%,05/01/2045	38,395	0.0
715,740			4.000%,04/01/2049	738,848	0.5
40,623			5.000%,06/01/2041	43,975	0.1
4,775			5.500%,09/01/2024	5,072	0.0
37,518			6.000%,11/01/2034	41,007	0.0
63,602			6.000%,04/01/2035	69,580	0.1
25,935			6.500%,12/01/2029	27,869	0.0
11,659			6.500%,01/01/2034	12,531	0.0
206			7.000%,04/01/2033	219	0.0
10,178			7.500%,09/01/2032	11,219	0.0
21,232			7.500%,01/01/2033	23,255	0.0
				8,704,665	6.0

		Total U.S. Government Agency Obligations
		(Cost $14,959,645)		14,682,985	10.1

COMMERCIAL MORTGAGE-BACKED SECURITIES: 10.0%
			United States: 10.0%
6,541,807		(2),(6)	BANK 2017-BNK5 XA, 1.024%, 06/15/2060	230,468	0.2
900,000		(1),(2)	BANK 2017-BNK6 E, 2.643%, 07/15/2060	614,176	0.4
1,948,000		(1),(2),(6)	BANK 2017-BNK6 XE, 1.500%, 07/15/2060	128,545	0.1
966,170		(2),(6)	BANK 2019-BNK16 XA, 0.944%, 02/15/2052	48,876	0.0
9,392,378		(2),(6)	BANK 2019-BNK21 XA, 0.868%, 10/17/2052	475,509	0.3
8,020,000		(1),(2),(6)	BBCCRE Trust 2015-GTP XA, 0.597%, 08/10/2033	154,051	0.1
210,000		(1)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	176,716	0.1
1,185,142		(2),(6)	Benchmark 2019-B9 XA Mortgage Trust, 1.037%, 03/15/2052	68,411	0.0

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

180,000	(1)	Benchmark 2020-B18 AGNE Mortgage Trust, 3.759%, 07/15/2053	163,260	0.1
2,982,850	(2),(6)	Benchmark 2020-B18 XA Mortgage Trust, 1.792%, 07/15/2053	285,730	0.2
270,000	(1),(2)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	235,533	0.2
1,561,943	(2),(6)	CD 2016-CD1 Mortgage Trust XA, 1.376%, 08/10/2049	70,491	0.0
7,900,000	(2),(6)	Citigroup Commercial Mortgage Trust 2016-C2 XB, 0.838%, 08/10/2049	253,754	0.2
3,047,313	(2),(6)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.081%, 10/12/2050	117,744	0.1
8,674,041	(1),(2),(6)	COMM 2012-LTRT XA, 0.827%, 10/05/2030	229	0.0
110,000	(1),(2)	COMM 2013-CR10 E Mortgage Trust, 4.901%, 08/10/2046	104,809	0.1
10,396,318	(2),(6)	COMM 2014-CR16 XA, 0.939%, 04/10/2047	159,219	0.1
570,000	(2)	COMM 2016-COR1 C, 4.332%, 10/10/2049	561,083	0.4
3,932,609	(2),(6)	COMM 2016-CR28 XA, 0.709%, 02/10/2049	77,356	0.0
500,000		CSAIL Commercial Mortgage Trust 2021-C20 A3, 2.805%, 03/15/2054	475,358	0.3
290,000	(1),(2)	DBJPM 16-C3 Mortgage Trust, 3.484%, 08/10/2049	237,619	0.2
172,599	(1),(4)	DBUBS 2011-LC2A F Mortgage Trust, 3.881%, (US0001M + 3.650%), 07/10/2044	172,390	0.1
7,000,000	(2),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.788%, 12/25/2041	166,902	0.1
4,082,396	(2),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K122 X1, 0.882%, 11/25/2030	251,071	0.2
2,096,884	(2),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.330%, 07/25/2035	276,807	0.2
2,109,000	(6)	Freddie Mac Multifamily Structured Pass Through Certificates KL06 XFX, 1.364%, 12/25/2029	171,129	0.1
543,000	(1),(9)	FREMF 2016-K60 D Mortgage Trust, 0.000%, 12/25/2049	397,359	0.3
6,950,483	(1),(4),(6)	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/2044	7	0.0
152,000	(1)	GAM RE-REMIC TR 2021-FFR2 BK44, 2.071%, 09/27/2051	137,519	0.1
171,000	(1)	GAM RE-REMIC TR 2021-FFR2 BK78, 2.435%, 09/27/2051	141,982	0.1
130,000	(1),(9)	GAM RE-REMIC TR 2021-FFR2 C730, 0.000%, 09/27/2051	111,117	0.1
159,000	(1),(9)	GAM RE-REMIC TR 2021-FFR2 CK44, 0.000%, 09/27/2051	132,245	0.1
129,000	(1)	GAM RE-REMIC TR 2021-FFR2 CK49, 1.079%, 09/27/2051	111,012	0.1
109,000	(1),(9)	GAM RE-REMIC TR 2021-FFR2 CK78, 0.000%, 09/27/2051	71,858	0.0
130,000	(1),(9)	GAM RE-REMIC TR 2021-FFR2 D730, 0.000%, 09/27/2051	108,125	0.1
129,000	(1),(9)	GAM RE-REMIC TR 2021-FFR2 DK49, 0.000%, 09/27/2051	103,249	0.1
238,000	(1),(6)	GAM Resecuritization Trust 2022-FRR3 BK47, 2.038%, 01/29/2052	202,837	0.1
163,000	(1),(10)	GAM Resecuritization Trust 2022-FRR3 BK61, 0.730%, 01/29/2052	131,230	0.1
176,000	(1),(10)	GAM Resecuritization Trust 2022-FRR3 BK89, 1.130%, 01/27/2052	125,725	0.1
92,000	(1),(10)	GAM Resecuritization Trust 2022-FRR3 C728, 0.420%, 08/27/2050	81,679	0.1
95,000	(1),(10)	GAM Resecuritization Trust 2022-FRR3 CK47, 0.580%, 05/27/2048	81,634	0.1
113,000	(1),(10)	GAM Resecuritization Trust 2022-FRR3 CK61, 0.970%, 11/27/2049	86,462	0.1
80,000	(1),(6)	GAM Resecuritization Trust 2022-FRR3 CK71, 1.411%, 01/29/2052	62,518	0.0
92,000	(1),(10)	GAM Resecuritization Trust 2022-FRR3 CK89, 1.320%, 01/27/2052	62,062	0.0
92,000	(1),(10)	GAM Resecuritization Trust 2022-FRR3 D728, 0.490%, 01/29/2052	79,459	0.1
125,000	(1),(10)	GAM Resecuritization Trust 2022-FRR3 DK27, 0.150%, 12/27/2045	120,636	0.1

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

75,000	(1),(10)	GAM Resecuritization Trust 2022-FRR3 DK41, 0.510%, 10/27/2047	65,851	0.0
95,000	(1),(10)	GAM Resecuritization Trust 2022-FRR3 DK47, 0.670%, 05/27/2048	79,771	0.1
31,000	(1),(10)	GAM Resecuritization Trust 2022-FRR3 EK27, 0.210%, 12/27/2045	29,514	0.0
49,000	(1),(10)	GAM Resecuritization Trust 2022-FRR3 EK41, 0.580%, 01/29/2052	41,235	0.0
180,000	(1)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	114,244	0.1
3,677,701	(2),(6)	GS Mortgage Securities Trust 2013-GC16 XA, 1.007%, 11/10/2046	45,143	0.0
2,267,111	(2),(6)	GS Mortgage Securities Trust 2017-GS6 XA, 1.019%, 05/10/2050	101,486	0.1
410,000	(1),(2)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.550%, 07/10/2052	391,756	0.3
310,000	(1),(2)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.550%, 07/10/2052	290,977	0.2
5,123,285	(2),(6)	GS Mortgage Securities Trust 2019-GC42 XA, 0.808%, 09/01/2052	243,686	0.2
861,035	(2),(6)	GS Mortgage Securities Trust 2020-GC47 XA, 1.131%, 05/12/2053	64,214	0.0
1,740,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 E, 4.000%, 08/15/2046	1,566,435	1.1
1,767,607	(2),(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 0.784%, 06/15/2045	43	0.0
140,000	(1),(2)	LSTAR Commercial Mortgage Trust 2015-3 D, 3.165%, 04/20/2048	134,069	0.1
2,291,833	(1),(2),(6)	LSTAR Commercial Mortgage Trust 2017-5 X, 0.790%, 03/10/2050	54,741	0.0
1,090,000	(1),(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 E, 4.586%, 11/15/2045	1,046,287	0.7
18,750,000	(1),(2),(6)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XB, 0.430%, 12/15/2047	213,279	0.1
1,707,343	(2),(6)	Morgan Stanley Capital I Trust 2021-L5 XA, 1.299%, 05/15/2054	145,468	0.1
700,000	(1)	SFO Commercial Mortgage Trust 2021-555 C, 2.197%, (US0001M + 1.800%), 05/15/2038	683,146	0.5
6,633,222	(2),(6)	UBS Commercial Mortgage Trust 2018-C9 XA, 0.871%, 03/15/2051	285,384	0.2
1,745,746	(1),(2),(6)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.687%, 08/15/2045	86	0.0
550,000	(1),(2)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.238%, 03/15/2045	471,083	0.3
330,000	(1),(2)	WFRBS Commercial Mortgage Trust 2013-C14 D, 3.960%, 06/15/2046	284,140	0.2
8,258,581	(2),(6)	WFRBS Commercial Mortgage Trust 2014-C19 XA, 0.996%, 03/15/2047	106,582	0.1

	Total Commercial Mortgage-Backed Securities
	(Cost $15,048,219)		14,484,571	10.0

ASSET-BACKED SECURITIES: 8.0%
		United States: 8.0%
700,000	(1)	AGL CLO 11 Ltd. 2021-11A AJ, 1.591%, (US0003M + 1.350%), 04/15/2034	695,747	0.5
600,000	(1)	Allegro CLO IV Ltd. 2016-1A CR2, 2.241%, (US0003M + 2.000%), 01/15/2030	591,746	0.4
500,000	(1)	AMMC CLO 16 Ltd. 2015-16A CR2, 2.188%, (US0003M + 1.950%), 04/14/2029	496,057	0.3
350,000	(1)	Ares XXVIIIR CLO Ltd. 2018-28RA A2, 1.641%, (US0003M + 1.400%), 10/17/2030	347,727	0.2
500,000	(1)	Barings Clo Ltd. 2019-4A C, 3.041%, (US0003M + 2.800%), 01/15/2033	493,381	0.3
412,500	(1)	BlueMountain CLO 2013-2A CR, 2.209%, (US0003M + 1.950%), 10/22/2030	400,364	0.3
250,000	(1)	BlueMountain CLO Ltd. 2021-28A C, 2.241%, (US0003M + 2.000%), 04/15/2034	245,517	0.2

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

250,000	(1)	BlueMountain CLO XXXI Ltd. 2021-31A A2, 1.648%, (US0003M + 1.400%), 04/19/2034	248,337	0.2
300,000	(1)	BlueMountain Fuji US Clo I Ltd. 2017-1A CR, 2.504%, (US0003M + 2.250%), 07/20/2029	294,168	0.2
500,000	(1)	Carlyle Global Market Strategies CLO 2016-1 Ltd. 2016-1A A1R2, 1.394%, (US0003M + 1.140%), 04/20/2034	494,373	0.3
250,000	(1)	Carlyle US Clo 2017-2A CR Ltd., 1.654%, (US0003M + 1.400%), 07/20/2031	249,360	0.2
250,000	(1)	Cedar Funding VIII Clo Ltd. 2017-8A A2R, 1.691%, (US0003M + 1.450%), 10/17/2034	247,216	0.2
400,000	(1)	CIFC Funding 2013-IA BR Ltd., 2.641%, (US0003M + 2.400%), 07/16/2030	396,639	0.3
500,000	(1)	CIFC Funding 2020-2A AR Ltd., 1.424%, (US0003M + 1.170%), 10/20/2034	496,782	0.3
227,512	(2)	Citigroup Mortgage Loan Trust 2006-WF1 A2E, 4.774%, 03/25/2036	130,772	0.1
400,000	(1)	Clear Creek CLO 2015-1A CR, 2.204%, (US0003M + 1.950%), 10/20/2030	391,150	0.3
500,000	(1)	Galaxy XV CLO Ltd. 2013-15A CRR, 2.091%, (US0003M + 1.850%), 10/15/2030	490,097	0.3
400,000	(1)	Galaxy XXI CLO Ltd. 2015-21A CR, 2.004%, (US0003M + 1.750%), 04/20/2031	388,356	0.3
250,000	(1)	Madison Park Funding XXVII Ltd. 2018-27A B, 2.054%, (US0003M + 1.800%), 04/20/2030	245,992	0.2
400,000	(1)	Madison Park Funding XXXI Ltd. 2018-31A C, 2.409%, (US0003M + 2.150%), 01/23/2031	396,512	0.3
250,000	(1)	Marble Point CLO XIV Ltd. 2018-2A A1R, 1.534%, (US0003M + 1.280%), 01/20/2032	248,018	0.2
200,000	(1),(2)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	197,002	0.1
250,000	(1)	Oak Hill Credit Partners 2021-8A C, 2.141%, (US0003M + 1.900%), 01/18/2034	246,953	0.2
500,000	(1)	OCP CLO 2014-5 A BR Ltd., 2.067%, (US0003M + 1.800%), 04/26/2031	485,652	0.3
250,000	(1)	Octagon Investment Partners 30 Ltd. 2017-1A BR, 2.204%, (US0003M + 1.950%), 03/17/2030	244,221	0.2
550,000	(1)	Octagon Investment Partners 31 Ltd. 2017-1A CR, 2.304%, (US0003M + 2.050%), 07/20/2030	539,128	0.4
350,000	(1)	Octagon Investment Partners 32 Ltd. 2017-1A A2R, 1.441%, (US0003M + 1.200%), 07/15/2029	348,143	0.2
440,000	(1)	Shackleton 2019-15A CR CLO Ltd., 2.391%, (US0003M + 2.150%), 01/15/2032	429,729	0.3
400,000	(1)	Sound Point Clo XIV Ltd. 2016-3A CR, 2.309%, (US0003M + 2.050%), 01/23/2029	395,973	0.3
400,000	(1)	Sound Point Clo XV Ltd. 2017-1A CR, 2.309%, (US0003M + 2.050%), 01/23/2029	392,794	0.3
250,000	(1)	THL Credit Wind River 2013-2A CR CLO Ltd., 2.241%, (US0003M + 2.000%), 10/18/2030	242,405	0.1

	Total Asset-Backed Securities
	(Cost $11,648,690)		11,510,311	8.0

U.S. TREASURY OBLIGATIONS: 1.0%
		U.S. Treasury Bonds: 0.9%
1,000		1.250%,05/15/2050	747	0.0
1,700		1.625%,11/15/2050	1,395	0.0
630,400		1.875%,02/15/2032	605,479	0.4
375,300		1.875%,11/15/2051	329,326	0.3
323,900		2.375%,02/15/2042	312,513	0.2
			1,249,460	0.9

		U.S. Treasury Notes: 0.1%
1,000		0.125%,10/15/2023	970	0.0
3,600		0.500%,11/30/2023	3,500	0.0
5,000		1.250%,11/30/2026	4,731	0.0
1,000		1.250%,09/30/2028	928	0.0
41,000	(3)	1.500%,02/29/2024	40,406	0.0
41,000		1.750%,03/15/2025	40,135	0.0
42,300	(3)	1.875%,02/28/2027	41,173	0.1
			131,843	0.1

	Total U.S. Treasury Obligations
	(Cost $1,405,054)		1,381,303	1.0

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.0%
		United States: 0.0%
2,149	(3),(4),(11)	American Media, Inc.	–	–
18	(11)	Ingevity Corp.	1,153	0.0
4,988		Resolute Forest Products, Inc.	64,395	0.0

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

120	WestRock Co.	5,644	0.0

Total Common Stock
(Cost $131,025)	71,192	0.0

MUTUAL FUNDS: 25.4%
United States: 25.4%
794,606	Voya Emerging Markets Corporate Debt Fund - Class P	6,992,530	4.8
1,463,201	Voya Emerging Markets Hard Currency Debt Fund - Class P	12,276,254	8.5
1,167,902	Voya Emerging Markets Local Currency Debt Fund - Class P	6,843,908	4.7
1,411,080	Voya High Yield Bond Fund - Class P	10,695,990	7.4

Total Mutual Funds
(Cost $41,776,231)	36,808,682	25.4

Value	Percentage of Net Assets
PURCHASED OPTIONS (12): 0.1%
Total Purchased Options
(Cost $201,572)	179,635	0.1

Total Long-Term Investments
(Cost $159,360,589)	151,464,298	104.7

Principal Amount†	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.2%
Repurchase Agreements: 0.3%
386,087	(13)	Morgan Stanley, Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $386,090, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.625%-8.000%, Market Value plus accrued interest $393,809, due 07/01/22-06/01/57)
(Cost $386,087)	386,087	0.3

Shares	Value	Percentage of Net Assets
Mutual Funds: 0.9%
1,392,000	(14)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.230%
(Cost $1,392,000)	1,392,000	0.9

Total Short-Term Investments
(Cost $1,778,087)	1,778,087	1.2

Total Investments in Securities (Cost $161,138,676)	$153,242,385	105.9
Liabilities in Excess of Other Assets	(8,518,417)	(5.9)
Net Assets	$144,723,968	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of March 31, 2022.
(3)	Security, or a portion of the security, is on loan.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Defaulted security.
(6)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(7)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(8)	Represents or includes a TBA transaction.
(9)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(10)	Represents a zero coupon bond. Rate shown reflects the effective yield as of March 31, 2022.
(11)	Non-income producing security.
(12)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(13)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(14)	Rate shown is the 7-day yield as of March 31, 2022.

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	EU Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
THB	Thai Baht
ZAR	South African Rand

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Reference Rate Abbreviations:
SOFR30A	30-day Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR
US0012M	12-month LIBOR

Sector Diversification	Percentage of Net Assets
Affiliated Investment Companies	25.4%
Collateralized Mortgage Obligations	14.0
Sovereign Bonds	13.4
Commercial Mortgage-Backed Securities	10.0
Financial	8.1
Other Asset-Backed Securities	8.0
Uniform Mortgage-Backed Securities	6.0
U.S. Government Agency Obligations	4.1
Consumer, Non-cyclical	4.0
Energy	2.5
Utilities	2.5
Communications	1.9
Technology	1.4
Industrial	1.0
Consumer, Cyclical	1.0
U.S. Treasury Obligations	1.0
Basic Materials	0.3
Purchased Options	0.1
Communication Services	0.0
Materials	0.0
Short-Term Investments	1.2
Liabilities in Excess of Other Assets	(5.9)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Common Stock
United States	$71,192	$–	$–	$71,192
Total Common Stock	71,192	–	–	71,192
Mutual Funds	36,808,682	–	–	36,808,682
Purchased Options	–	179,635	–	179,635
Corporate Bonds/Notes	–	32,814,637	1,561	32,816,198
Collateralized Mortgage Obligations	–	20,188,457	–	20,188,457
Asset-Backed Securities	–	11,510,311	–	11,510,311
U.S. Government Agency Obligations	–	14,682,985	–	14,682,985
Commercial Mortgage-Backed Securities	–	14,312,174	172,397	14,484,571
Sovereign Bonds	–	19,340,964	–	19,340,964
U.S. Treasury Obligations	–	1,381,303	–	1,381,303
Short-Term Investments	1,392,000	386,087	–	1,778,087
Total Investments, at fair value	$38,271,874	$114,796,553	$173,958	$153,242,385
Other Financial Instruments+
Centrally Cleared Swaps	–	1,710,320	–	1,710,320
Forward Foreign Currency Contracts	–	1,364,515	–	1,364,515
Futures	678,764	–	–	678,764
OTC Swaps	–	25,674	–	25,674
Volatility Swaps	–	4,382	–	4,382
Total Assets	$38,950,638	$117,901,444	$173,958	$157,026,040
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(993,528)	$–	$(993,528)
Forward Foreign Currency Contracts	–	(3,446,316)	–	(3,446,316)
Futures	(910,046)	–	–	(910,046)
OTC Swaps	–	(133,147)	–	(133,147)
Written Options	–	(187,605)	–	(187,605)
Total Liabilities	$(910,046)	$(4,760,596)	$–	$(5,670,642)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$7,767,851	$76,743	$-	$(852,064)	$6,992,530	$76,743	$-	$-
Voya Emerging Markets Hard Currency Debt Fund - Class P	13,553,973	157,406	-	(1,435,125)	12,276,254	157,406	-	-
Voya Emerging Markets Local Currency Debt Fund - Class P	7,099,609	-	-	(255,701)	6,843,908	-	-	-
Voya High Yield Bond Fund - Class P	11,181,649	142,953	-	(628,612)	10,695,990	142,953	-	-
	$39,603,082	$377,102	$-	$(3,171,502)	$36,808,682	$377,102	$-	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2022, the following forward foreign currency contracts were outstanding for Voya Global Bond Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 1,335,328	NOK 11,690,192	Bank of America N.A.	04/08/22	$7,545
USD 109,026	JPY 12,600,999	Bank of America N.A.	04/08/22	5,510
CHF 1,089,953	USD 1,160,507	Bank of America N.A.	04/08/22	19,192
EUR 668,710	USD 742,549	Bank of America N.A.	04/08/22	(3,725)
NOK 10,910,415	USD 1,224,662	Bank of America N.A.	04/08/22	14,553
AUD 2,269,097	USD 1,700,779	Bank of America N.A.	04/08/22	1,778
USD 1,274,143	SEK 12,047,533	Bank of America N.A.	04/08/22	(7,275)
NOK 12,096,249	USD 1,381,103	Bank of America N.A.	04/08/22	(7,200)
USD 1,408,157	NOK 12,227,798	Bank of America N.A.	04/08/22	19,312
KRW 1,982,649,000	USD 1,605,462	Barclays Bank PLC	04/29/22	26,282
USD 126,104	HUF 43,692,117	Barclays Bank PLC	04/29/22	(5,006)
USD 18,330	PHP 966,184	Barclays Bank PLC	04/29/22	(305)
USD 1,846,081	MYR 7,721,050	Barclays Bank PLC	04/29/22	16,065
USD 185,206	COP 703,004,542	Barclays Bank PLC	05/06/22	(326)
USD 983,774	EUR 893,066	BNP Paribas	04/08/22	(4,300)
USD 359,792	EUR 323,748	BNP Paribas	04/08/22	2,100
USD 888,293	CHF 825,588	BNP Paribas	04/08/22	(5,273)
EUR 428,920	USD 477,768	BNP Paribas	04/08/22	(3,217)
USD 1,405,526	SEK 13,198,520	BNP Paribas	04/08/22	(3,767)
JPY 94,956,466	USD 772,907	BNP Paribas	04/08/22	7,148
JPY 48,160,379	USD 399,543	BNP Paribas	04/08/22	(3,912)
GBP 809,838	USD 1,073,508	BNP Paribas	04/08/22	(9,694)
USD 433,550	EUR 394,308	BNP Paribas	04/08/22	(2,706)
AUD 2,132,222	USD 1,590,458	BNP Paribas	04/08/22	5,162
USD 105,125	JPY 12,692,118	BNP Paribas	04/08/22	861
USD 1,046,235	GBP 792,238	BNP Paribas	04/08/22	5,540
USD 2,302,723	CAD 2,877,143	BNP Paribas	04/08/22	1,332
JPY 20,940,027	USD 171,465	BNP Paribas	04/08/22	555
USD 2,653,514	CHF 2,473,446	BNP Paribas	04/08/22	(23,592)
USD 127,418	EUR 115,541	BNP Paribas	04/08/22	(415)
CHF 2,516,716	USD 2,700,195	BNP Paribas	04/08/22	23,745
USD 1,200,842	EUR 1,086,492	BNP Paribas	04/08/22	(1,236)
USD 1,978,202	EUR 1,803,579	BNP Paribas	04/08/22	(17,251)
NOK 12,243,355	USD 1,428,846	BNP Paribas	04/08/22	(38,235)
GBP 1,705,933	USD 2,241,459	BNP Paribas	04/08/22	(4,331)
CAD 2,955,297	USD 2,367,844	BNP Paribas	04/08/22	(6,296)
USD 1,710,041	AUD 2,277,410	BNP Paribas	04/08/22	5,772
JPY 145,306,185	USD 1,252,646	BNP Paribas	04/08/22	(58,974)
GBP 696,958	USD 907,436	BNP Paribas	04/08/22	8,097
USD 1,162,378	CHF 1,089,392	BNP Paribas	04/08/22	(16,714)
JPY 303,513,649	USD 2,559,740	BNP Paribas	04/08/22	(66,414)
CHF 1,081,866	USD 1,158,861	BNP Paribas	04/08/22	12,085
EUR 736,118	USD 803,837	BNP Paribas	04/08/22	10,593
NZD 1,056,370	USD 725,632	BNP Paribas	04/08/22	6,440
USD 2,313,463	JPY 274,461,397	BNP Paribas	04/08/22	58,797

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

SEK 12,939,330	USD 1,363,524	BNP Paribas	04/08/22	12,748
AUD 1,140,446	USD 822,085	BNP Paribas	04/08/22	31,352
EUR 2,215,582	USD 2,496,419	BNP Paribas	04/08/22	(45,133)
JPY 315,567,304	USD 2,748,920	BNP Paribas	04/08/22	(156,575)
USD 1,551,944	GBP 1,156,234	BNP Paribas	04/08/22	33,098
CAD 1,103,090	USD 873,161	BNP Paribas	04/08/22	9,188
GBP 1,911,858	USD 2,560,591	BNP Paribas	04/08/22	(49,147)
CAD 2,676,654	USD 2,103,347	BNP Paribas	04/08/22	37,675
CHF 1,995,706	USD 2,178,409	BNP Paribas	04/08/22	(18,379)
EUR 24,199,159	USD 27,473,910	BNP Paribas	04/08/22	(700,326)
NZD 1,874,191	USD 1,274,525	BNP Paribas	04/08/22	24,302
CAD 2,963,848	USD 2,343,701	BNP Paribas	04/08/22	27,044
USD 816,382	AUD 1,117,234	BNP Paribas	04/08/22	(19,685)
SGD 537,066	USD 393,678	BNP Paribas	04/29/22	2,536
USD 786,284	IDR 11,336,669,763	BNP Paribas	04/29/22	(3,315)
USD 104,075	NZD 151,212	Brown Brothers Harriman & Co.	04/08/22	(716)
USD 103,882	AUD 142,815	Brown Brothers Harriman & Co.	04/08/22	(2,992)
DKK 2,074,954	USD 316,711	Brown Brothers Harriman & Co.	04/08/22	(8,090)
USD 116,181	CAD 149,658	Brown Brothers Harriman & Co.	04/08/22	(3,529)
USD 1,258,110	JPY 147,499,568	Brown Brothers Harriman & Co.	04/08/22	46,420
HKD 379,429	USD 48,536	Brown Brothers Harriman & Co.	04/29/22	(87)
USD 183,014	JPY 21,006,259	Citibank N.A.	04/08/22	10,450
CAD 3,231,913	USD 2,545,841	Citibank N.A.	04/08/22	39,327
USD 309,243	EUR 273,295	Citibank N.A.	04/08/22	6,873
USD 822,068	GBP 616,587	Citibank N.A.	04/08/22	12,110
USD 499,516	SEK 4,832,334	Citibank N.A.	04/08/22	(14,468)
USD 1,154,657	CHF 1,060,039	Citibank N.A.	04/08/22	7,335
SEK 4,768,210	USD 494,673	Citibank N.A.	04/08/22	12,490
USD 694,038	THB 23,053,643	Citibank N.A.	04/29/22	626
USD 242,293	PEN 901,961	Citibank N.A.	05/06/22	(2,224)
EUR 43,940	USD 48,207	Deutsche Bank AG	04/08/22	408
USD 44,027	JPY 5,240,106	Deutsche Bank AG	04/08/22	980
USD 11,743	JPY 1,362,091	Deutsche Bank AG	04/08/22	554
JPY 31,423	USD 258	Deutsche Bank AG	04/08/22	–
USD 1,390,177	CHF 1,277,990	Goldman Sachs International	04/08/22	6,959
USD 1,524,170	AUD 2,082,177	Goldman Sachs International	04/08/22	(33,999)
NZD 1,209,403	USD 817,532	Goldman Sachs International	04/08/22	20,592
USD 575,690	NOK 5,198,660	Goldman Sachs International	04/08/22	(14,779)
NOK 5,245,569	USD 584,074	Goldman Sachs International	04/08/22	11,722
CAD 889,271	USD 699,355	Goldman Sachs International	04/08/22	11,963
USD 238,769	EUR 215,250	Goldman Sachs International	04/08/22	620
USD 974,157	CAD 1,249,965	Goldman Sachs International	04/08/22	(25,675)
USD 888,749	GBP 675,149	Goldman Sachs International	04/08/22	1,864
AUD 2,383,447	USD 1,730,525	Goldman Sachs International	04/08/22	53,095
SEK 10,555,879	USD 1,118,895	Goldman Sachs International	04/08/22	3,865
SEK 1,355,617	USD 143,128	Goldman Sachs International	04/08/22	1,060
USD 895,966	NZD 1,331,104	Goldman Sachs International	04/08/22	(26,498)
SEK 1,273,411	USD 135,521	Goldman Sachs International	04/08/22	(76)
USD 1,225,051	CHF 1,130,673	Goldman Sachs International	04/08/22	3,240
CHF 1,171,545	USD 1,279,979	Goldman Sachs International	04/08/22	(11,970)
USD 178,815	GBP 136,015	Goldman Sachs International	04/08/22	144
SEK 1,166,674	USD 118,704	Goldman Sachs International	04/08/22	5,388
USD 2,034,505	AUD 2,838,118	Goldman Sachs International	04/08/22	(89,362)
USD 850,130	JPY 103,611,765	Goldman Sachs International	04/08/22	(1,027)
SEK 9,771,819	USD 984,007	Goldman Sachs International	04/08/22	55,358
USD 174,521	JPY 20,211,793	Goldman Sachs International	04/08/22	8,483
USD 1,187,690	SEK 11,183,074	Goldman Sachs International	04/08/22	(1,781)
USD 56,618	TRY 893,433	Goldman Sachs International	04/29/22	(3,053)
USD 112,238	RON 509,854	Goldman Sachs International	04/29/22	(1,519)
USD 681,824	BRL 3,502,483	HSBC Bank USA N.A.	05/06/22	(47,291)
USD 114,576	CAD 142,918	JPMorgan Chase Bank N.A.	04/08/22	257
USD 214,128	PLN 941,843	JPMorgan Chase Bank N.A.	04/29/22	(9,494)
ILS 792,296	USD 242,684	JPMorgan Chase Bank N.A.	04/29/22	5,697
USD 245,734	MXN 5,176,878	JPMorgan Chase Bank N.A.	05/06/22	(13,074)
USD 1,383,914	CHF 1,278,483	Morgan Stanley Capital Services LLC	04/08/22	161
USD 143,932	CAD 183,079	Morgan Stanley Capital Services LLC	04/08/22	(2,511)
USD 2,409,591	CAD 3,069,840	Morgan Stanley Capital Services LLC	04/08/22	(45,936)
SEK 4,842,071	USD 497,593	Morgan Stanley Capital Services LLC	04/08/22	17,426
USD 808,822	NZD 1,188,207	Morgan Stanley Capital Services LLC	04/08/22	(14,613)
CHF 1,763,431	USD 1,905,367	Morgan Stanley Capital Services LLC	04/08/22	3,262

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

USD 544,899	NOK 4,880,449	Morgan Stanley Capital Services LLC	04/08/22	(9,426)
USD 846,403	EUR 769,791	Morgan Stanley Capital Services LLC	04/08/22	(5,282)
USD 1,400,262	NZD 2,012,994	Morgan Stanley Capital Services LLC	04/08/22	5,245
NZD 2,021,356	USD 1,390,572	Morgan Stanley Capital Services LLC	04/08/22	10,241
USD 1,544,731	NZD 2,268,714	Morgan Stanley Capital Services LLC	04/08/22	(27,502)
USD 907,596	GBP 695,909	Morgan Stanley Capital Services LLC	04/08/22	(6,560)
JPY 176,965,249	USD 1,534,181	Morgan Stanley Capital Services LLC	04/08/22	(80,434)
USD 851,156	NZD 1,259,698	Morgan Stanley Capital Services LLC	04/08/22	(21,822)
USD 2,414,511	JPY 278,876,045	Morgan Stanley Capital Services LLC	04/08/22	123,580
NZD 2,468,981	USD 1,666,770	Morgan Stanley Capital Services LLC	04/08/22	44,250
USD 2,513,418	CHF 2,353,594	Morgan Stanley Capital Services LLC	04/08/22	(33,969)
EUR 1,613,815	USD 1,779,192	Morgan Stanley Capital Services LLC	04/08/22	6,308
USD 740,581	AUD 1,030,811	Morgan Stanley Capital Services LLC	04/08/22	(30,813)
USD 908,458	GBP 697,301	Morgan Stanley Capital Services LLC	04/08/22	(7,526)
CHF 169,298	USD 183,128	Morgan Stanley Capital Services LLC	04/08/22	110
USD 117,143	NOK 1,059,397	Morgan Stanley Capital Services LLC	04/08/22	(3,184)
AUD 1,081,637	USD 796,388	Morgan Stanley Capital Services LLC	04/08/22	13,040
CHF 2,182,956	USD 2,345,684	Morgan Stanley Capital Services LLC	04/08/22	17,013
NOK 12,406,091	USD 1,404,996	Morgan Stanley Capital Services LLC	04/08/22	4,099
USD 1,428,564	NOK 12,564,010	Morgan Stanley Capital Services LLC	04/08/22	(7,829)
USD 2,237,906	EUR 2,022,200	Morgan Stanley Capital Services LLC	04/08/22	3,680
JPY 2,073,426,844	USD 18,014,040	Morgan Stanley Capital Services LLC	04/08/22	(981,104)
USD 542,643	CHF 500,656	Morgan Stanley Capital Services LLC	04/08/22	764
USD 1,498,153	NOK 13,254,301	Morgan Stanley Capital Services LLC	04/08/22	(7,283)
USD 742,989	NZD 1,098,885	Morgan Stanley Capital Services LLC	04/08/22	(18,545)
USD 1,752,150	JPY 216,821,492	Morgan Stanley Capital Services LLC	04/08/22	(29,011)
NZD 2,379,768	USD 1,660,711	Morgan Stanley Capital Services LLC	04/08/22	(14,460)
EUR 1,469,217	USD 1,614,113	Morgan Stanley Capital Services LLC	04/08/22	11,406
USD 1,579,110	SEK 14,826,646	Morgan Stanley Capital Services LLC	04/08/22	2,096
USD 812	EUR 735	Morgan Stanley Capital Services LLC	04/08/22	(2)
GBP 777,365	USD 1,028,982	Morgan Stanley Capital Services LLC	04/08/22	(7,825)
JPY 142,582,743	USD 1,207,718	Morgan Stanley Capital Services LLC	04/08/22	(36,419)
USD 864,564	EUR 788,013	Morgan Stanley Capital Services LLC	04/08/22	(7,282)
USD 654,042	CAD 832,684	Morgan Stanley Capital Services LLC	04/08/22	(12,011)
CNY 3,921,496	USD 618,145	Morgan Stanley Capital Services LLC	04/29/22	(1,542)
USD 679,272	ZAR 10,344,239	Morgan Stanley Capital Services LLC	04/29/22	(26,373)
USD 79,503	CZK 1,836,117	Morgan Stanley Capital Services LLC	04/29/22	(3,457)
USD 148,905	CLP 121,399,057	Morgan Stanley Capital Services LLC	05/06/22	(4,499)
GBP 127,854	USD 167,812	Standard Chartered Bank	04/08/22	139
EUR 257,502	USD 286,274	Standard Chartered Bank	04/08/22	(1,378)
USD 454,864	NZD 680,322	Standard Chartered Bank	04/08/22	(16,604)
NOK 8,179,650	USD 924,082	Standard Chartered Bank	04/08/22	4,970
SEK 12,988,950	USD 1,397,036	Standard Chartered Bank	04/08/22	(15,486)
USD 626,425	EUR 561,112	Standard Chartered Bank	04/08/22	5,620
JPY 22,699,436	USD 197,564	Standard Chartered Bank	04/08/22	(11,091)
EUR 512,052	USD 567,937	State Street Bank and Trust Co.	04/08/22	(1,411)
USD 236,848	EUR 216,954	State Street Bank and Trust Co.	04/08/22	(3,187)
GBP 4,610,522	USD 6,264,115	State Street Bank and Trust Co.	04/08/22	(207,669)
CHF 135,197	USD 144,511	State Street Bank and Trust Co.	04/08/22	1,818
USD 408,321	JPY 47,086,950	State Street Bank and Trust Co.	04/08/22	21,508
AUD 4,050,872	USD 2,949,038	State Street Bank and Trust Co.	04/08/22	82,377
USD 273,150	EUR 243,306	State Street Bank and Trust Co.	04/08/22	3,960
NZD 811,229	USD 551,392	State Street Bank and Trust Co.	04/08/22	10,795
USD 292,490	AUD 404,790	State Street Bank and Trust Co.	04/08/22	(10,430)
USD 1,121,134	JPY 128,565,241	State Street Bank and Trust Co.	04/08/22	64,987
CAD 469,241	USD 366,567	State Street Bank and Trust Co.	04/08/22	8,774
USD 529,016	NZD 779,217	State Street Bank and Trust Co.	04/08/22	(10,986)
USD 2,055,039	GBP 1,539,349	State Street Bank and Trust Co.	04/08/22	32,928
USD 57,806	JPY 7,056,482	State Street Bank and Trust Co.	04/08/22	(162)
AUD 322,797	USD 233,121	State Street Bank and Trust Co.	04/08/22	8,440
EUR 1,503,372	USD 1,666,150	State Street Bank and Trust Co.	04/08/22	(2,842)
EUR 1,224,417	USD 1,346,695	State Street Bank and Trust Co.	04/08/22	7,982
EUR 458,022	USD 510,346	State Street Bank and Trust Co.	04/08/22	(3,597)
NZD 673,378	USD 454,864	State Street Bank and Trust Co.	04/08/22	11,792
USD 110,613	JPY 13,526,930	State Street Bank and Trust Co.	04/08/22	(509)
USD 561,694	GBP 414,672	State Street Bank and Trust Co.	04/08/22	16,976
GBP 506,472	USD 663,885	State Street Bank and Trust Co.	04/08/22	1,424
USD 863,454	EUR 775,283	State Street Bank and Trust Co.	04/08/22	5,692
JPY 128,176,273	USD 1,083,458	State Street Bank and Trust Co.	04/08/22	(30,506)
CAD 1,261,453	USD 986,352	State Street Bank and Trust Co.	04/08/22	22,669

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

USD 445,633	EUR 401,371	State Street Bank and Trust Co.	04/08/22	1,563
USD 214,939	JPY 26,179,851	State Street Bank and Trust Co.	04/08/22	(125)
USD 715,627	CAD 916,934	State Street Bank and Trust Co.	04/08/22	(17,817)
EUR 665,044	USD 738,297	State Street Bank and Trust Co.	04/08/22	(2,502)
USD 504,733	SEK 4,848,699	State Street Bank and Trust Co.	04/08/22	(10,992)
USD 585,414	NOK 5,292,218	State Street Bank and Trust Co.	04/08/22	(15,681)
USD 1,574,684	EUR 1,402,362	State Street Bank and Trust Co.	04/08/22	23,133
GBP 1,558,002	USD 2,088,306	State Street Bank and Trust Co.	04/08/22	(41,693)
				$(2,081,801)

At March 31, 2022, the following futures contracts were outstanding for Voya Global Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australia 10-Year Bond	10	06/15/22	$948,420	$(36,718)
Australia 3-Year Bond	26	06/15/22	2,137,967	(33,715)
Canada 10-Year Bond	22	06/21/22	2,297,580	(98,319)
Euro-Bobl 5-Year	54	06/08/22	7,697,815	(219,845)
Euro-Buxl® 30-year German Government Bond	2	06/08/22	411,970	(31,459)
Euro-OAT	45	06/08/22	7,542,397	(308,248)
Euro-Schatz	70	06/08/22	8,575,087	(78,370)
Japanese Government Bonds 10-Year Mini	21	06/10/22	2,585,929	(12,331)
Long Gilt	11	06/27/22	1,751,787	(14,594)
Long-Term Euro-BTP	8	06/08/22	1,224,050	(48,541)
U.S. Treasury Ultra Long Bond	4	06/21/22	708,500	(27,906)
			$35,881,502	$(910,046)
Short Contracts:
Euro-Bund	(3)	06/08/22	(526,556)	23,488
Japan 10-Year Bond (TSE)	(1)	06/13/22	(1,229,670)	7,505
U.S. Treasury 10-Year Note	(88)	06/21/22	(10,813,000)	213,189
U.S. Treasury 2-Year Note	(27)	06/30/22	(5,721,891)	70,238
U.S. Treasury 5-Year Note	(48)	06/30/22	(5,505,000)	142,526
U.S. Treasury Long Bond	(11)	06/21/22	(1,650,687)	51,434
U.S. Treasury Ultra 10-Year Note	(42)	06/21/22	(5,689,688)	170,384
			$(31,136,492)	$678,764

At March 31, 2022, the following centrally cleared credit default swaps were outstanding for Voya Global Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 37, Version 1	Sell	5.000	12/20/26	USD	4,124,400	$260,156	$39,484
						$260,156	$39,484

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(2)	Payments received quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

At March 31, 2022, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month EUR-EURIBOR	Quarterly	0.264%	Annual	12/14/51	EUR	500,000	$(113,521)	$(113,521)
Pay	3-month EUR-EURIBOR	Quarterly	0.292	Annual	12/20/51	EUR	700,000	(153,468)	(153,468)
Pay	3-month NZD-BBR-FRA	Quarterly	1.318	Semi-Annual	12/31/22	NZD	28,413,000	(169,993)	(169,993)
Pay	1-month USD-LIBOR	Monthly	2.726	Monthly	12/27/28	USD	1,250,000	35,328	35,328
Pay	1-month USD-LIBOR	Monthly	2.466	Monthly	01/07/29	USD	584,000	7,030	7,030
Pay	3-month USD-LIBOR	Quarterly	1.997	Semi-Annual	06/25/29	USD	3,950,000	(109,125)	(109,125)
Pay	1-day Secured Overnight Financing Rate	Annual	2.109	Annual	05/06/32	USD	2,777,000	(1,319)	(1,319)
Pay	1-day Secured Overnight Financing Rate	Annual	2.161	Annual	05/06/32	USD	526,000	2,202	2,202
Pay	1-day Secured Overnight Financing Rate	Annual	2.212	Annual	05/06/32	USD	526,000	4,610	4,611
Pay	1-month USD-LIBOR	Monthly	2.400	Monthly	10/27/32	USD	690,000	10,883	10,883
Pay	1-month USD-LIBOR	Monthly	2.488	Monthly	10/27/47	USD	800,000	53,512	53,512
Receive	1-month USD-LIBOR	Monthly	1.983	Monthly	10/27/22	USD	23,590,000	(89,133)	(89,133)
Receive	1-month USD-LIBOR	Monthly	2.816	Monthly	06/19/23	USD	1,716,000	(16,769)	(16,769)
Receive	1-day Secured Overnight Financing Rate	Annual	1.567	Annual	02/17/24	USD	8,000,000	80,677	80,677
Receive	1-day Secured Overnight Financing Rate	Annual	2.140	Annual	03/24/24	USD	5,000,000	6,262	6,262
Receive	1-month USD-LIBOR	Monthly	2.514	Monthly	01/24/25	USD	1,210,000	(1,466)	(1,466)
Receive	1-month USD-LIBOR	Monthly	2.728	Monthly	03/01/25	USD	4,110,000	(30,351)	(30,351)
Receive	1-month USD-LIBOR	Monthly	0.801	Monthly	05/19/26	USD	16,000,000	1,009,778	1,009,768
Receive	1-month USD-LIBOR	Monthly	2.210	Monthly	10/27/26	USD	3,590,000	24,204	24,204
Receive	1-month USD-LIBOR	Monthly	2.681	Monthly	02/02/28	USD	1,690,000	(34,955)	(34,955)
Receive	1-month USD-LIBOR	Monthly	1.115	Monthly	03/01/28	USD	2,000,000	131,218	131,054
Receive	1-month USD-LIBOR	Monthly	2.884	Monthly	06/19/28	USD	910,000	(31,447)	(31,447)
Receive	1-month USD-LIBOR	Monthly	3.099	Monthly	10/18/28	USD	780,000	(38,942)	(38,942)
Receive	1-day Secured Overnight Financing Rate	Annual	1.551	Annual	01/24/29	USD	2,000,000	68,671	68,671
Receive	1-month USD-LIBOR	Monthly	1.646	Monthly	10/30/29	USD	3,000,000	131,681	131,681
Receive	3-month USD-LIBOR	Quarterly	1.807	Semi-Annual	12/18/29	USD	2,250,000	97,472	97,472
Receive	1-day Secured Overnight Financing Rate	Annual	2.041	Annual	04/18/32	USD	1,291,500	7,481	7,481
Receive	1-day Secured Overnight Financing Rate	Annual	2.171	Annual	04/18/32	USD	1,329,000	(8,014)	(8,014)
Receive	1-day Secured Overnight Financing Rate	Annual	2.206	Annual	04/18/32	USD	2,367,800	(21,657)	(21,657)
Receive	1-day Secured Overnight Financing Rate	Annual	2.146	Annual	05/06/32	USD	2,372,497	(6,675)	(6,675)
Receive	1-day Secured Overnight Financing Rate	Annual	2.150	Annual	05/06/32	USD	2,367,503	(7,519)	(7,519)
Receive	1-day Secured Overnight Financing Rate	Annual	2.275	Annual	05/06/32	USD	1,036,100	(14,985)	(14,985)
Receive	1-day Secured Overnight Financing Rate	Annual	2.306	Annual	05/06/32	USD	2,977,000	(51,412)	(51,412)
Receive	1-month USD-LIBOR	Monthly	2.390	Monthly	12/11/32	USD	400,000	(5,998)	(5,998)
Receive	1-month USD-LIBOR	Monthly	2.962	Monthly	04/30/33	USD	530,000	(38,178)	(38,178)
Receive	1-month USD-LIBOR	Monthly	3.148	Monthly	10/18/33	USD	520,000	(48,601)	(48,601)
								$677,481	$677,308

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

At March 31, 2022, the following OTC total return swaps were outstanding for Voya Global Bond Portfolio:

Pay/Receive Total Return(1)	Reference Entity	Reference Entity Payment Frequency	(Pay)/Receive Financing Rate	Floating Rate Payment Frequency	Counterparty	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	U.K. Conventional Gilt	At Maturity	(0.35)%	At Maturity	BNP Paribas	04/13/22	GBP	900,000	$794	$–	$794
Receive	U.K. Conventional Gilt	At Maturity	(0.65)%	At Maturity	BNP Paribas	04/13/22	GBP	1,800,000	(100,336)	–	(100,336)
Pay	Japanese Government 2-year Issue	At Maturity	0.20%	At Maturity	Nomura Global Financial Products Inc	06/27/22	JPY	800,000,000	(1,167)	–	(1,167)
Receive	Japanese Government 5-year Issue	At Maturity	(0.05)%	At Maturity	BNP Paribas	06/17/22	JPY	1,457,000,000	7,829	–	7,829
Receive	Japanese Government 20-year Issue	At Maturity	(0.08)%	At Maturity	Citibank N.A.	04/14/22	JPY	345,000,000	(27,957)	–	(27,957)
Receive	Japanese Government 30-year Issue	At Maturity	(0.07)%	At Maturity	Nomura Global Financial Products Inc	05/19/22	JPY	230,000,000	5,153	–	5,153
Receive	Japanese Government 20-year Issue	At Maturity	(0.07)%	At Maturity	Nomura Global Financial Products Inc	06/09/22	JPY	50,000,000	(3,687)	–	(3,687)
Receive	Japanese Government 2-year Issue	At Maturity	(0.09)%	At Maturity	Nomura Global Financial Products Inc	06/27/22	JPY	400,000,000	11,898	–	11,898
									$(107,473)	$–	$(107,473)

At March 31, 2022, the following OTC volatility swaps were outstanding for Voya Global Bond Portfolio:

Pay/Receive Volatility(2)	Reference Entity	Volatility Strike Rate	Counterparty	Maturity Date	Currency	Notional Amount	Fair Value	Unrealized Appreciation (Depreciation)
Receive	EUR vs. USD Spot Exchange Rate	6.400%	Goldman Sachs International	06/14/22	EUR	1,094,100	$4,382	$4,382
							$4,382	$4,382

At March 31, 2022, the following OTC purchased foreign currency options were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Cost	Fair Value
Call JPY vs. Put USD	BNP Paribas	02/27/25	107.500	USD	747,500	$37,076	$27,537
Call JPY vs. Put USD	Standard Chartered Bank	02/27/25	107.500	USD	747,500	37,513	27,537
Call USD vs. Put AUD	Goldman Sachs International	06/15/22	0.674	USD	8,186,000	52,393	12,950
Call USD vs. Put JPY	BNP Paribas	02/27/25	107.500	USD	747,500	37,076	55,805
Call USD vs. Put JPY	Standard Chartered Bank	02/27/25	107.500	USD	747,500	37,514	55,806
						$201,572	$179,635

At March 31, 2022, the following OTC written foreign currency options were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Premiums Received	Fair Value
Call EUR vs. Put USD	Morgan Stanley Capital Services LLC	04/13/22	1.120	USD	1,762,300	$7,345	$(4,007)
Call JPY vs. Put USD	Standard Chartered Bank	04/26/22	119.000	USD	1,657,000	3,458	(5,467)
Call USD vs. Put AUD	Goldman Sachs International	04/13/22	0.710	USD	4,093,000	31,661	(1,080)
Call USD vs. Put EUR	Morgan Stanley Capital Services LLC	04/13/22	1.080	USD	1,762,300	7,345	(1,548)
Call USD vs. Put JPY	Standard Chartered Bank	04/26/22	126.500	USD	1,657,000	3,458	(2,038)
						$53,267	$(14,140)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

At March 31, 2022, the following OTC written interest rate swaptions were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(3)	BNP Paribas	Pay	2.230%	1-day Secured Overnight Financing Rate	04/29/22	USD	1,278,000	$15,272	$(19,773)
Call on 10-Year Interest Rate Swap(3)	Morgan Stanley Capital Services LLC	Pay	2.296%	1-day Secured Overnight Financing Rate	04/28/22	USD	1,278,000	16,652	(24,759)
Put on 10-Year Interest Rate Swap(4)	Bank of America N.A.	Receive	2.010%	1-day Secured Overnight Financing Rate	04/14/22	USD	7,671,000	73,258	(103,733)
Put on 10-Year Interest Rate Swap(4)	BNP Paribas	Receive	2.230%	1-day Secured Overnight Financing Rate	04/29/22	USD	1,278,000	15,272	(8,718)
Put on 10-Year Interest Rate Swap(4)	Morgan Stanley Capital Services LLC	Receive	2.000%	1-day Secured Overnight Financing Rate	04/20/22	USD	671,000	6,714	(10,378)
Put on 10-Year Interest Rate Swap(4)	Morgan Stanley Capital Services LLC	Receive	2.296%	1-day Secured Overnight Financing Rate	04/28/22	USD	1,278,000	16,652	(6,104)
								$143,820	$(173,465)

(1)	The Portfolio will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Portfolio has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Portfolio has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.
(2)	Payments made at maturity date.
(3)	Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(4)	Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CNY	-	Chinese Yuan
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	EU Euro
GBP	-	British Pound
HKD	-	Hong Kong Sar Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

RON	-	Romanian New Leu
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $161,000,874.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$6,349,821
Gross Unrealized Depreciation	(15,834,340)
Net Unrealized Depreciation	$(9,484,519)